Parent company only condensed financial information - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net cash provided by operating activities	¥ 1,495,597	¥ 677,979	¥ 928,226
Net cash (used in)/provided by investing activities	7,647,007	(7,471,487)	(17,028,061)
Net cash provided by/(used in) financing activities	(11,029,806)	5,011,004	19,842,120
Cash and cash equivalents and restricted cash at beginning of the year	4,576,820
Cash and cash equivalents and restricted cash at end of the year	4,260,533	4,576,820
Parent Company [Member]
Net cash provided by operating activities	155,083	110,517	104,295
Net cash (used in)/provided by investing activities	545,399	92,800	(238,475)
Net cash provided by/(used in) financing activities	(833,128)	(296,719)	354,821
Effect of exchange rate changes on cash and cash equivalents	92,796	70,796	(307,999)
Decrease in cash and cash equivalents	(39,850)	(22,606)	(87,358)
Cash and cash equivalents and restricted cash at beginning of the year	44,056	66,662	154,020
Cash and cash equivalents and restricted cash at end of the year	¥ 4,206	¥ 44,056	¥ 66,662